Employees and directors, Pension Costs (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Pension costs comprise [Abstract]
Defined benefit schemes	$ 9.0	$ 0.5	$ 7.1
Defined contribution schemes	32.7	10.9	43.3
Total	$ 41.7	$ 11.4	$ 50.4